Share capital - Non-cumulative preference shares (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 € / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 £ / shares shares	Sep. 30, 2017 shares	Jun. 30, 2017 shares	Apr. 30, 2017 shares	Dec. 31, 2016 € / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 £ / shares shares	Oct. 31, 2015 shares
Ordinary shares
Share capital
Par value | £ / shares					£ 1						£ 1
Number of shares			11,964,565,000	11,964,565,000	11,964,565,000	56,600,000	29,000,000	33,400,000	11,823,163,000	11,823,163,000	11,823,163,000	5,100,000,000
Preference shares
Share capital
New equity issued | £	£ 300	£ 300
Non-cumulative preference shares of US$0.01
Share capital
Par value | $ / shares				$ 0.01						$ 0.01
Number of shares			26,459,000	26,459,000	26,459,000				72,430,000	72,430,000	72,430,000
Series S, Non-cumulative preference shares of US$0.01
Share capital
Par value | $ / shares				$ 0.01
Number of shares			26,400,000	26,400,000	26,400,000
Interest Rate			6.60%	6.60%	6.60%
Redemption price per share | $ / shares				$ 25
Series U, Non-cumulative preference shares of US$0.01
Share capital
Number of shares			10,130	10,130	10,130
Redemption price per share | $ / shares				$ 100,000
Non-cumulative convertible preference shares of US$0.01
Share capital
Par value | (per share)				$ 0.01	£ 0.01					$ 0.01
Number of shares									65,000	65,000	65,000
Non-cumulative preference shares of 0.01
Share capital
Par value | € / shares			€ 0.01						€ 0.01
Number of shares			2,044,000	2,044,000	2,044,000				2,044,000	2,044,000	2,044,000
Series 1, Non-cumulative preference shares of 0.01
Share capital
Number of shares			1,250,000	1,250,000	1,250,000
Interest Rate			5.50%	5.50%	5.50%
Redemption price per share | € / shares			€ 1,000
Series 2, Non-cumulative preference shares of 0.01
Share capital
Number of shares			784,989	784,989	784,989
Interest Rate			5.25%	5.25%	5.25%
Redemption price per share | € / shares			€ 1,000
Series 3, Non-cumulative preference shares of 0.01
Share capital
Number of shares			9,429	9,429	9,429
Interest Rate			2.33%	2.33%	2.33%
Redemption price per share | € / shares			€ 50,000
Non-cumulative convertible preference shares of 0.01
Share capital
Par value | £ / shares					£ 0.01						£ 0.01
Number of shares									15,000	15,000	15,000
Non-cumulative preference shares of 1
Share capital
Par value | £ / shares					£ 1						£ 1
Number of shares			54,000	54,000	54,000				54,000	54,000	54,000
Interest rate basis		3 months LIBOR
Series 1, Non-cumulative preference shares of 1
Share capital
Number of shares			54,442	54,442	54,442
Adjustment to interest rate basis			2.33%	2.33%	2.33%
Redemption price per share | £ / shares					£ 1,000